Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 - COMMITMENTS AND CONTINGENCIES

On April 24, 2026, the Company terminated its Chief Executive Officer. In connection with the termination, the Company may become subject to claims, disputes, or other contingencies related to the former executive’s employment, compensation arrangements, equity awards, and separation terms. As of the date of this report, the Company had not recorded any provision for any potential legal settlement related to that matter as the legal dispute is still ongoing.